PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Allocation of plan assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Allocation of plan assets
Total	R$ 4,698,026	R$ 3,762,994
Post-retirement pension plans
Allocation of plan assets
Total	3,696,914	2,999,669
Post-retirement pension plans | Investments linked to funds and market indexes
Allocation of plan assets
Variable income investments	6,265	4,242
Post-retirement pension plans | Market value quoted in active market
Allocation of plan assets
Real estate investments	100,701	111,417
Structured investments	2,104	2,734
Post-retirement pension plans | Market value quoted in active market | National Treasury Note (NTN)
Allocation of plan assets
Fixed income investments and Loans to participants	3,067,926	2,437,547
Post-retirement pension plans | Market value quoted in active market | Treasury Financial Letter (LFT)
Allocation of plan assets
Fixed income investments and Loans to participants	270,676	177,319
Post-retirement pension plans | Market value quoted in active market | Repurchase operations
Allocation of plan assets
Fixed income investments and Loans to participants	172,895	196,830
Post-retirement pension plans | Market value quoted in active market | Debentures
Allocation of plan assets
Fixed income investments and Loans to participants	16,818	13,487
Post-retirement pension plans | Market value quoted in active market | Financial bills
Allocation of plan assets
Fixed income investments and Loans to participants	14,238	12,556
Post-retirement pension plans | Market value quoted in active market | FIDC shares / Others
Allocation of plan assets
Fixed income investments and Loans to participants	24,517	2,356
Post-retirement pension plans | Market value quoted in active market | National Treasury Notes (LTN)
Allocation of plan assets
Fixed income investments and Loans to participants	282	462
Post-retirement pension plans | Market value quoted in active market | Bank Deposit Certificates (CDB)
Allocation of plan assets
Fixed income investments and Loans to participants		232
Post-retirement pension plans | Market value quoted in active market | Investments in energy sector
Allocation of plan assets
Variable income investments		138
Post-retirement pension plans | Market value quoted in active market | Investments in food and beverage industry
Allocation of plan assets
Variable income investments		17,921
Post-retirement pension plans | Market value quoted in active market | Investments in mining sector
Allocation of plan assets
Variable income investments		287
Post-retirement pension plans | Market value quoted in active market | Investments in other sectors
Allocation of plan assets
Variable income investments	622	1,580
Post-retirement pension plans | Market value quoted in active market | Loans to participants
Allocation of plan assets
Fixed income investments and Loans to participants	19,870	20,561
Post-retirement health plans
Allocation of plan assets
Total	1,001,112	763,325
Post-retirement health plans | Market value quoted in active market | National Treasury Note (NTN)
Allocation of plan assets
Fixed income investments and Loans to participants	940,144	702,946
Post-retirement health plans | Market value quoted in active market | Treasury Financial Letter (LFT)
Allocation of plan assets
Fixed income investments and Loans to participants	R$ 60,968	R$ 60,379